ADVISORS DISCIPLINED TRUST 1180

                          SUPPLEMENT TO THE PROSPECTUS

     Notwithstanding anything to the contrary in the prospectus, the securities of OpenTable, Inc. (Ticker: OPEN) are no longer included in the portfolio

     Supplement Dated:  July 25, 2014














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